CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues	¥ 19,383,684	$ 3,041,722	¥ 11,998,976	¥ 6,777,922
Cost of revenues	(15,340,537)	(2,407,265)	(9,158,800)	(5,587,673)
Gross profit	4,043,147	634,457	2,840,176	1,190,249
Operating expenses:
Sales and marketing expenses	(5,794,853)	(909,339)	(3,492,091)	(1,198,516)
General and administrative expenses	(1,837,506)	(288,345)	(976,082)	(592,497)
Research and development expenses	(2,839,862)	(445,636)	(1,512,966)	(894,411)
Total operating expenses	(10,472,221)	(1,643,320)	(5,981,139)	(2,685,424)
Loss from operations	(6,429,074)	(1,008,863)	(3,140,963)	(1,495,175)
Other income/(expense):
Investment income/(loss), net (including impairments)	(194,183)	(30,472)	28,203	96,610
Interest income	70,367	11,042	83,301	162,782
Interest expense	(155,467)	(24,396)	(108,547)	(46,543)
Exchange (losses)/gains	(15,504)	(2,433)	41,717	(11,789)
Others, net	10,411	1,634	95,641	26,412
Total other income/(expense), net	(284,376)	(44,625)	140,315	227,472
Loss before tax	(6,713,450)	(1,053,488)	(3,000,648)	(1,267,703)
Income tax	(95,289)	(14,953)	(53,369)	(35,867)
Net loss	(6,808,739)	(1,068,441)	(3,054,017)	(1,303,570)
Accretion to redeemable noncontrolling interests | ¥			(4,292)
Net loss attributable to noncontrolling interests	19,511	3,062	46,605	14,597
Net loss attributable to the Bilibili Inc.'s shareholders	(6,789,228)	(1,065,379)	(3,011,704)	(1,288,973)
Net loss	(6,808,739)	(1,068,441)	(3,054,017)	(1,303,570)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(420,991)	(66,063)	(325,100)	140,152
Total other comprehensive income/(loss)	(420,991)	(66,063)	(325,100)	140,152
Total comprehensive loss	(7,229,730)	(1,134,504)	(3,379,117)	(1,163,418)
Accretion to redeemable noncontrolling interests | ¥			(4,292)
Net loss attributable to noncontrolling interests	19,511	3,062	46,605	14,597
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (7,210,219)	$ (1,131,442)	¥ (3,336,804)	¥ (1,148,821)
Net loss per share/ADS, basic | (per share)	¥ (17.87)	$ (2.80)	¥ (8.71)	¥ (3.99)
Net loss per share/ADS, diluted | (per share)	¥ (17.87)	$ (2.80)	¥ (8.71)	¥ (3.99)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 76,232	$ 11,962	¥ 37,087	¥ 23,281
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	53,452	8,388	40,808	14,269
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	553,526	86,860	181,753	68,497
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 316,607	$ 49,683	¥ 126,250	¥ 66,503
ADSs
Other comprehensive income/(loss):
Net loss per share/ADS, basic | (per share)	¥ (17.87)	$ (2.80)	¥ (8.71)	¥ (3.99)
Net loss per share/ADS, diluted | (per share)	¥ (17.87)	$ (2.80)	¥ (8.71)	¥ (3.99)
Weighted average number of ordinary shares/ADSs, basic | shares	379,898,121	379,898,121	345,816,023	323,161,680
Weighted average number of ordinary shares/ADSs, diluted | shares	379,898,121	379,898,121	345,816,023	323,161,680
Ordinary shares
Other comprehensive income/(loss):
Weighted average number of ordinary shares/ADSs, basic | shares	379,898,121	379,898,121	345,816,023	323,161,680
Weighted average number of ordinary shares/ADSs, diluted | shares	379,898,121	379,898,121	345,816,023	323,161,680